Pensions and Other Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Pensions and Other Post Retirement Benefits
Schedule of changes in benefit obligations and plan assets

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2024	2023	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	6 607	6 155	559	519
Current service costs	183	165	13	12
Plan participants’ contributions	77	17	-	-
Benefits paid	(382)	(345)	(33)	(30)
Interest costs	307	305	25	26
Obligations disposed (note 16)	-	(122)	-	-
Foreign exchange	12	-	1	-
Settlements	4	9	-	-
Termination benefits	-	6
Actuarial remeasurement:
Experience loss (gain) arising on plan liabilities	17	6	(18)	3
Actuarial gain arising from changes in demographic assumptions	(10)	-	11	-
Actuarial gain arising from changes in financial assumptions	(57)	411	(4)	29
Benefit obligation at end of year	6 758	6 607	554	559

Change in plan assets
Fair value of plan assets at beginning of year	6 738	6 471	-	-
Employer contributions	(90)	(27)	-	-
Plan participants’ contributions	77	17	-	-
Benefits paid	(370)	(327)	-	-
Assets disposed (note 16)	-	(153)	-	-
Foreign exchange	11	1	-	-
Settlements	3	9	-	-
Administrative costs	(7)	(6)	-	-
Income on plan assets	308	320	-	-
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	715	433	-	-
Fair value of plan assets at end of year	7 385	6 738	-	-

Change in Irrecoverable Surplus
Irrecoverable surplus at beginning of year	-	187	-	-
Interest on irrecoverable surplus	-	10	-	-
Change in irrecoverable surplus during the year	-	(197)	-	-
Irrecoverable surplus at end of year	-	-	-	-
Net surplus / (unfunded obligation) at end of year	627	131	(554)	(559)

The defined benefit asset (liability) is included as follows in the Consolidated Balance Sheet:

	December 31	December 31
($ millions)	2024	2023
Amounts charged to
Other assets (note 19)	617	207
Accounts payable and accrued liabilities	(36)	(37)
Other long-term liabilities (note 22)	(508)	(598)
	73	(428)

Schedule of defined benefit plan expenses

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2024	2023	2024	2023
Analysis of amount charged to earnings:
Current service costs	183	165	13	12
Interest (income) costs	(1)	(15)	25	26
Defined benefit plans expense	182	150	38	38
Defined contribution plans expense	8	56	-	-
Total benefit plans expense charged to earnings	190	206	38	38

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2024	2023	2024	2023

Actuarial loss (gain) arising from changes in experience	17	6	(18)	3
Actuarial (gain) loss arising from changes in financial assumptions	(57)	411	11	29
Actuarial gain arising from changes in demographic assumptions	(10)	-	(4)	-
Benefit Obligation loss (gain)	(50)	417	(11)	32
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	(715)	(433)	-	-
OCI disposed through divestiture	-	11	-	-
Effect of the asset ceiling	-	(197)	-	-
Plan assets (gain) / loss	(715)	(619)	-	-
Actuarial (gain) loss recognized in other comprehensive income	(765)	(202)	(11)	32

Schedule of weighted average actuarial assumptions

The significant weighted average actuarial assumptions were as follows:

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2024	2023	2024	2023
Discount rate	4.60	4.60	4.60	4.60
Rate of compensation increase	3.00	3.00	3.00	3.00

Summary of sensitivity analysis for actuarial assumptions

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(14)	17
Effect on the benefit obligations	(773)	971

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(58)	70
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	21	(19)

Schedule of weighted average pension plan asset allocations based on market value

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2024	2023
Equities	50	53
Fixed income	28	22
Real assets	20	25
Private debt and equity	2	-
Total	100	100